Quarterly Holdings Report
for

Fidelity® Emerging Markets Equity Central Fund

June 30, 2021

EMQ-QTLY-0821
1.876939.112

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.4%
	Shares	Value
Belgium - 0.3%
Titan Cement International Trading SA	429,000	$8,342,463
VGP NV	1,200	236,771

TOTAL BELGIUM		8,579,234

Bermuda - 0.9%
AGTech Holdings Ltd. (a)	1,664,000	73,938
China Gas Holdings Ltd.	1,788,600	5,459,580
Credicorp Ltd. (United States) (a)	75,609	9,157,006
Huanxi Media Group Ltd. (a)	8,750,000	2,028,515
Kerry Properties Ltd.	500,500	1,650,220
Kunlun Energy Co. Ltd.	5,030,000	4,638,512
Shangri-La Asia Ltd. (a)	690,000	675,399

TOTAL BERMUDA		23,683,170

Brazil - 3.5%
Atacadao SA	2,641,800	11,154,007
Azul SA sponsored ADR (a)	208,400	5,501,760
ENGIE Brasil Energia SA	347,100	2,732,109
Equatorial Energia SA	1,120,700	5,587,953
Localiza Rent A Car SA	204,000	2,624,955
LOG Commercial Properties e Participacoes SA	266,700	1,704,075
Natura & Co. Holding SA (a)	1,449,575	16,536,428
Notre Dame Intermedica Participacoes SA	283,540	4,841,580
Rumo SA (a)	1,917,800	7,383,865
Suzano Papel e Celulose SA (a)	1,299,600	15,627,704
Telefonica Brasil SA	154,199	1,302,095
Transmissora Alianca de Energia Eletrica SA unit	457,200	3,391,910
Vale SA sponsored ADR	553,915	12,634,801
YDUQS Participacoes SA	265,500	1,752,990

TOTAL BRAZIL		92,776,232

British Virgin Islands - 0.1%
Fix Price Group Ltd. GDR (Reg. S) (a)	278,800	2,439,500
Mail.Ru Group Ltd. GDR (Reg. S) (a)	67,856	1,537,617

TOTAL BRITISH VIRGIN ISLANDS		3,977,117

Cayman Islands - 24.1%
AAC Technology Holdings, Inc.	504,000	3,771,415
Akeso, Inc. (a)(b)	528,656	4,265,716
Alibaba Group Holding Ltd. (a)	4,650,636	131,863,382
Ant International Co. Ltd. Class C (a)(c)(d)	296,486	862,774
Anta Sports Products Ltd.	301,000	7,086,640
Archosaur Games, Inc. (b)	150,132	286,949
ASM Pacific Technology Ltd.	318,800	4,319,483
BeiGene Ltd. ADR (a)	10,860	3,727,043
Bilibili, Inc. ADR (a)(e)	349,217	42,548,599
Chailease Holding Co. Ltd.	2,191,228	15,894,105
China Resources Land Ltd.	1,107,000	4,484,004
Chindata Group Holdings Ltd. ADR (a)	78,000	1,177,020
CIFI Holdings Group Co. Ltd.	2,112,000	1,648,406
CK Asset Holdings Ltd.	138,000	952,668
ENN Energy Holdings Ltd.	377,900	7,193,645
ESR Cayman Ltd. (a)(b)	699,800	2,361,418
Haitian International Holdings Ltd.	1,339,000	4,492,478
Hansoh Pharmaceutical Group Co. Ltd. (b)	1,512,379	6,622,733
Huazhu Group Ltd. ADR (a)	55,389	2,925,093
Innovent Biologics, Inc. (a)(b)	635,708	7,413,851
iQIYI, Inc. ADR (a)(e)	97,500	1,519,050
Jacobio Pharmaceuticals Group Co. Ltd. (b)	1,389,798	3,893,217
JD Health International, Inc. (b)	186,081	2,667,441
JD.com, Inc. sponsored ADR (a)	213,300	17,023,473
Kanzhun Ltd. ADR	8,500	337,025
KE Holdings, Inc. ADR (a)	28,700	1,368,416
Kingdee International Software Group Co. Ltd.	1,308,000	4,439,009
Kingsoft Corp. Ltd.	493,000	2,955,727
KWG Property Holding Ltd.	695,500	931,597
Li Ning Co. Ltd.	1,325,000	16,177,891
Longfor Properties Co. Ltd. (b)	882,000	4,941,463
Meituan Class B (a)(b)	1,391,228	57,410,127
Ming Yuan Cloud Group Holdings Ltd.	441,200	2,190,572
NetEase, Inc. ADR	42,392	4,885,678
New Oriental Education & Technology Group, Inc. sponsored ADR	393,238	3,220,619
PagSeguro Digital Ltd. (a)(e)	173,409	9,697,031
Parade Technologies Ltd.	44,000	2,182,860
Pinduoduo, Inc. ADR (a)	223,430	28,380,079
Pop Mart International Group Ltd. (b)(e)	455,300	4,515,294
Sea Ltd. ADR (a)	15,900	4,366,140
Shenzhou International Group Holdings Ltd.	546,200	13,793,076
Shimao Property Holdings Ltd.	544,220	1,334,563
StoneCo Ltd. Class A (a)	26,600	1,783,796
TAL Education Group ADR (a)	76,565	1,931,735
Tencent Holdings Ltd.	1,932,900	145,532,893
Tencent Music Entertainment Group ADR (a)	137,000	2,120,760
Tongdao Liepin Group (a)	587,541	1,357,558
Uni-President China Holdings Ltd.	5,214,400	5,755,497
Wuxi Biologics (Cayman), Inc. (a)(b)	872,950	15,983,970
XPeng, Inc.:
ADR (a)	327,739	14,558,166
Class A (a)	40,000	850,044
Zai Lab Ltd. (a)	59,016	10,411,349
Zhaoke Ophthalmology Ltd. (a)(b)	269,500	408,191

TOTAL CAYMAN ISLANDS		642,821,729

Chile - 0.5%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	298,665	14,135,814
China - 8.5%
Bafang Electric Suzhou Co. Ltd. (A Shares)	153,200	5,608,223
Beijing Enlight Media Co. Ltd. (A Shares)	2,972,600	4,976,430
Beijing Shiji Information Technology Co. Ltd. (A Shares)	443,900	1,616,194
Beijing Sinohytec Co. Ltd. (A Shares)	57,000	2,495,493
China Communications Services Corp. Ltd. (H Shares)	5,902,000	2,949,366
China Construction Bank Corp. (H Shares)	44,060,000	34,672,359
China Merchants Bank Co. Ltd. (H Shares)	2,795,500	23,853,003
China Petroleum & Chemical Corp. (H Shares)	18,154,000	9,226,953
China Tower Corp. Ltd. (H Shares) (b)	9,065,020	1,249,253
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	508,200	4,395,554
(H Shares) (b)	197,600	1,392,105
Gemdale Corp. (A Shares)	896,400	1,421,535
Glodon Co. Ltd. (A Shares)	229,600	2,425,002
Great Wall Motor Co. Ltd. (H Shares)	2,122,000	6,859,884
Haier Smart Home Co. Ltd.	921,600	3,216,692
Haier Smart Home Co. Ltd. (A Shares)	232,100	931,319
Joinn Laboratories China Co. Ltd. (H Shares) (b)	42,866	690,114
Pharmaron Beijing Co. Ltd. (H Shares) (b)	388,529	10,358,371
Ping An Insurance Group Co. of China Ltd. (H Shares)	3,578,000	34,976,375
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	640,775	5,651,387
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	146,736	10,908,849
Sinopec Engineering Group Co. Ltd. (H Shares)	2,536,500	1,643,238
Sinopharm Group Co. Ltd. (H Shares)	1,390,282	4,136,305
Thunder Software Technology Co. Ltd. (A Shares)	259,600	6,314,312
TravelSky Technology Ltd. (H Shares)	2,087,000	4,504,993
Tsingtao Brewery Co. Ltd. (H Shares)	1,680,000	18,088,946
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)	464,328	3,872,241
WuXi AppTec Co. Ltd. (H Shares) (b)	492,669	11,504,049
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	900,100	5,321,097

TOTAL CHINA		225,259,642

Cyprus - 1.0%
TCS Group Holding PLC GDR	316,874	27,726,475
Egypt - 0.0%
Six of October Development & Investment Co.	781,002	850,916
France - 0.1%
Ubisoft Entertainment SA (a)	29,669	2,077,028
Germany - 0.1%
Delivery Hero AG (a)(b)	21,131	2,791,248
Greece - 0.1%
Piraeus Financial Holdings SA (a)	838,600	1,481,611
Hong Kong - 1.2%
AIA Group Ltd.	709,800	8,805,480
Antengene Corp. (b)	1,561,392	3,849,032
China Overseas Land and Investment Ltd.	1,457,460	3,311,257
China Resources Beer Holdings Co. Ltd.	1,394,666	12,528,876
Guangdong Investment Ltd.	2,692,000	3,869,340

TOTAL HONG KONG		32,363,985

Hungary - 0.6%
OTP Bank PLC (a)	237,600	12,791,159
Richter Gedeon PLC	122,200	3,253,231

TOTAL HUNGARY		16,044,390

India - 11.0%
Adani Ports & Special Economic Zone Ltd.	944,908	8,941,461
Apollo Hospitals Enterprise Ltd. (a)	45,896	2,234,070
Axis Bank Ltd. (a)	2,353,843	23,685,614
Bajaj Auto Ltd.	69,387	3,857,130
Bajaj Finance Ltd.	190,548	15,414,620
Cipla Ltd. (a)	67,186	878,075
Divi's Laboratories Ltd. (a)	57,826	3,427,842
Embassy Office Parks (REIT)	298,800	1,407,834
HDFC Bank Ltd.	2,059,254	41,478,606
Housing Development Finance Corp. Ltd.	20,100	669,031
Indraprastha Gas Ltd.	911,120	6,833,553
Indus Towers Ltd.	209,500	672,321
IndusInd Bank Ltd. (a)	695,400	9,504,065
Infosys Ltd.	224,000	4,736,489
ITC Ltd.	2,743,587	7,478,318
JK Cement Ltd.	348,898	13,378,372
Larsen & Toubro Ltd.	563,278	11,365,922
Mahanagar Gas Ltd.	256,295	3,916,887
Mahindra & Mahindra Ltd.	442,200	4,624,473
Manappuram General Finance & Leasing Ltd.	2,411,057	5,471,201
Max Healthcare Institute Ltd. (a)	210,932	721,874
Mindspace Business Parks (REIT) (b)	121,800	463,091
NTPC Ltd.	3,212,937	5,029,058
Oberoi Realty Ltd. (a)	314,466	2,662,802
Petronet LNG Ltd.	919,468	2,791,849
Power Grid Corp. of India Ltd.	2,254,245	7,044,800
Reliance Industries Ltd.	1,251,597	35,523,206
Shree Cement Ltd. (a)	28,527	10,550,981
Shriram Transport Finance Co. Ltd.	977,800	17,654,047
Sun Pharmaceutical Industries Ltd.	190,975	1,734,607
Sunteck Realty Ltd.	86,097	340,440
Tata Consultancy Services Ltd.	666,226	29,974,123
Tata Motors Ltd. (a)	882,500	4,045,710
Torrent Pharmaceuticals Ltd.	117,447	4,582,589

TOTAL INDIA		293,095,061

Indonesia - 1.1%
PT Bank Central Asia Tbk	6,143,200	12,763,028
PT Bank Rakyat Indonesia Tbk	50,594,200	13,756,317
PT United Tractors Tbk	1,249,100	1,744,433

TOTAL INDONESIA		28,263,778

Israel - 0.1%
Wix.com Ltd. (a)	8,000	2,322,240
Japan - 0.5%
Capcom Co. Ltd.	78,651	2,300,875
Ibiden Co. Ltd.	30,400	1,639,102
JTOWER, Inc. (a)	16,986	860,805
Money Forward, Inc. (a)	45,600	2,910,158
Recruit Holdings Co. Ltd.	30,900	1,515,299
Renesas Electronics Corp. (a)	142,100	1,536,182
Square Enix Holdings Co. Ltd.	44,360	2,200,131

TOTAL JAPAN		12,962,552

Korea (South) - 13.0%
AMOREPACIFIC Group, Inc.	137,919	7,811,342
Coway Co. Ltd.	75,750	5,275,686
Hana Financial Group, Inc.	286,467	11,674,164
Hanon Systems	236,040	3,457,046
Hyundai Mobis	14,216	3,673,515
Hyundai Motor Co.	41,690	8,836,066
Kakao Corp.	130,470	18,820,009
KB Financial Group, Inc.	351,346	17,377,908
Kia Corp.	224,930	17,835,158
LG Chemical Ltd.	5,770	4,340,265
LG Corp.	67,452	6,118,434
LG Electronics, Inc.	64,180	9,286,221
LX Holdings Corp. (a)	32,710	325,653
NCSOFT Corp.	7,831	5,682,673
Netmarble Corp. (b)	8,801	1,043,658
POSCO	82,931	25,539,812
S-Oil Corp. (a)	68,650	6,227,102
Samsung Biologics Co. Ltd. (a)(b)	14,849	11,051,335
Samsung Electronics Co. Ltd.	1,842,567	131,588,634
Samsung SDI Co. Ltd.	23,872	14,745,713
SK Hynix, Inc.	279,125	31,494,192
Soulbrain Co. Ltd.	3,500	1,018,097
Studio Dragon Corp. (a)	28,099	2,382,198

TOTAL KOREA (SOUTH)		345,604,881

Luxembourg - 0.1%
Adecoagro SA (a)	147,804	1,483,952
Mexico - 2.5%
CEMEX S.A.B. de CV sponsored ADR (a)	2,710,300	22,766,520
Corporacion Inmobiliaria Vesta S.A.B. de CV	1,236,300	2,405,123
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	426,896	4,543,292
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR (a)	14,200	2,625,580
Grupo Aeroportuario Norte S.A.B. de CV (a)	326,500	2,134,518
Grupo Financiero Banorte S.A.B. de CV Series O	2,686,232	17,351,221
Macquarie Mexican (REIT) (b)	358,294	442,161
Wal-Mart de Mexico SA de CV Series V	4,036,300	13,175,581

TOTAL MEXICO		65,443,996

Netherlands - 1.6%
Adyen BV (a)(b)	1,200	2,942,797
ASML Holding NV (Netherlands)	5,900	4,072,883
CTP BV (a)(b)	65,200	1,314,285
NXP Semiconductors NV	18,100	3,723,532
X5 Retail Group NV GDR (Reg. S)	247,300	8,670,338
Yandex NV Series A (a)	304,287	21,528,305

TOTAL NETHERLANDS		42,252,140

Panama - 0.1%
Copa Holdings SA Class A (a)	54,900	4,135,617
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR (a)	517,800	4,686,090
Philippines - 0.1%
Ayala Land, Inc.	2,962,600	2,185,872
Robinsons Land Corp.	998,270	353,052

TOTAL PHILIPPINES		2,538,924

Poland - 0.2%
CD Projekt RED SA (e)	87,561	4,253,855
Russia - 3.0%
LSR Group OJSC	27,000	286,154
Lukoil PJSC sponsored ADR	247,900	22,960,498
MMC Norilsk Nickel PJSC sponsored ADR	289,000	9,846,230
Novatek PJSC GDR (Reg. S)	64,900	14,232,570
Sberbank of Russia	1,333,250	5,570,857
Sberbank of Russia sponsored ADR	1,372,992	22,798,532
Tatneft PAO	575,000	4,176,957

TOTAL RUSSIA		79,871,798

Saudi Arabia - 0.8%
Al Rajhi Bank	693,072	20,511,649
Singapore - 0.2%
First Resources Ltd.	6,586,100	6,563,080
South Africa - 3.2%
AngloGold Ashanti Ltd.	387,300	7,188,881
Bidvest Group Ltd./The	350,862	4,679,634
Capitec Bank Holdings Ltd.	96,199	11,361,183
FirstRand Ltd.	3,649,528	13,695,953
Impala Platinum Holdings Ltd.	1,325,000	21,792,967
Naspers Ltd. Class N	82,100	17,310,539
Pick 'n Pay Stores Ltd.	2,649,008	9,785,376

TOTAL SOUTH AFRICA		85,814,533

Spain - 0.0%
Aena SME SA (a)(b)	2,800	459,170
Switzerland - 0.1%
Dufry AG (a)	55,272	3,279,746
Taiwan - 9.2%
ASE Technology Holding Co. Ltd.	1,740,000	6,967,542
Formosa Plastics Corp.	1,000,000	3,689,442
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,259,000	17,086,344
MediaTek, Inc.	559,000	19,262,398
Taiwan Semiconductor Manufacturing Co. Ltd.	8,618,869	185,267,773
Unified-President Enterprises Corp.	4,574,000	11,993,080

TOTAL TAIWAN		244,266,579

Thailand - 0.3%
PTT Global Chemical PCL (For. Reg.)	4,075,400	7,502,296
Turkey - 0.1%
Aselsan A/S	2,174,000	3,675,456
United Kingdom - 1.0%
Helios Towers PLC (a)	187,500	422,771
Mondi PLC	617,742	16,265,476
Prudential PLC (a)	526,998	10,026,547

TOTAL UNITED KINGDOM		26,714,794

United States of America - 3.0%
Activision Blizzard, Inc.	89,002	8,494,351
Airbnb, Inc. Class A	1,000	153,140
DiDi Global, Inc. ADR	25,536	357,504
Dlocal Ltd.	62,200	3,267,366
First Cash Financial Services, Inc.	105,972	8,100,500
Lam Research Corp.	5,100	3,318,570
Li Auto, Inc. ADR (a)	525,108	18,347,274
Marvell Technology, Inc.	75,100	4,380,583
MercadoLibre, Inc. (a)	4,593	7,154,929
Micron Technology, Inc. (a)	86,930	7,387,311
Microsoft Corp.	16,300	4,415,670
NVIDIA Corp.	8,800	7,040,880
ON Semiconductor Corp. (a)	152,600	5,841,528
Snap, Inc. Class A (a)	28,600	1,948,804

TOTAL UNITED STATES OF AMERICA		80,208,410

TOTAL COMMON STOCKS
(Cost $1,673,239,566)		2,460,479,188

Preferred Stocks - 3.6%
Convertible Preferred Stocks - 0.2%
China - 0.2%
ByteDance Ltd. Series E1 (c)(d)	30,246	3,591,108
dMed Biopharmaceutical Co. Ltd. Series C (c)(d)	52,588	727,292
		4,318,400
Nonconvertible Preferred Stocks - 3.4%
Brazil - 2.7%
Ambev SA sponsored ADR	4,998,600	17,195,184
Companhia de Transmissao de Energia Eletrica Paulista (PN)	345,600	1,743,356
Itau Unibanco Holding SA sponsored ADR	2,779,643	16,705,654
Metalurgica Gerdau SA (PN)	3,588,700	9,978,632
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	1,069,800	12,634,338
sponsored ADR	1,028,400	12,577,332
		70,834,496
Korea (South) - 0.7%
Hyundai Motor Co. Series 2	93,648	9,530,549
Samsung Electronics Co. Ltd.	128,533	8,383,082
		17,913,631
Russia - 0.0%
Tatneft PAO	94,800	649,113
United States of America - 0.0%
Gupshup, Inc. (c)(d)(f)	44,950	1,027,791

TOTAL NONCONVERTIBLE PREFERRED STOCKS		90,425,031

TOTAL PREFERRED STOCKS
(Cost $71,934,543)		94,743,431
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 7/1/21 to 7/8/21 (Cost $5,639,994)(g)	5,640,000	5,639,984
	Shares	Value

Money Market Funds - 4.9%
Fidelity Cash Central Fund 0.06% (h)	100,146,772	100,166,801
Fidelity Securities Lending Cash Central Fund 0.06% (h)(i)	30,723,330	30,726,403
TOTAL MONEY MARKET FUNDS
(Cost $130,892,821)		130,893,204
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $1,881,706,924)		2,691,755,807
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(30,139,694)
NET ASSETS - 100%		$2,661,616,113

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	840	Sept. 2021	$57,321,600	$54,687	$54,687

The notional amount of futures purchased as a percentage of Net Assets is 2.2%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $164,193,280 or 6.2% of net assets.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,208,965 or 0.2% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,664,987.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$1,663,286
ByteDance Ltd. Series E1	11/18/20	$3,314,181
dMed Biopharmaceutical Co. Ltd. Series C	12/1/20	$746,915
Gupshup, Inc.	6/8/21	$1,027,791

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$38,779
Fidelity Securities Lending Cash Central Fund	72,660
Total	$111,439

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$47,214,048	$799,546,428	$746,594,190	$515	$--	$100,166,801	0.2%
Fidelity Securities Lending Cash Central Fund 0.06%	7,941,987	553,665,468	530,881,052	--	--	30,726,403	0.1%
Total	$55,156,035	$1,353,211,896	$1,277,475,242	$515	$--	$130,893,204

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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